Schedule of investments
Delaware Sustainable Equity Income Fund
December 31, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.47%
Communication Services — 4.90%
AT&T	22,631	$ 379,748
Comcast Class A	13,543	593,861
News Class B	10,060	258,743
T-Mobile US	1,429	229,112
Verizon Communications	11,002	414,775
Walt Disney	5,619	507,339
		2,383,578
Consumer Discretionary — 4.90%
Best Buy	2,658	208,068
Ford Motor	15,937	194,272
Gap	4,352	91,000
General Motors	2,493	89,549
Hilton Worldwide Holdings	1,828	332,861
Lowe's	853	189,835
McDonald's	1,339	397,027
NIKE Class B	2,045	222,026
Ralph Lauren	1,205	173,761
Rivian Automotive Class A †	4,740	111,200
Tapestry	3,084	113,522
Whirlpool	1,073	130,659
Yum! Brands	1,006	131,444
		2,385,224
Consumer Staples — 7.48%
Archer-Daniels-Midland	2,644	190,950
Campbell Soup	1,779	76,906
Coca-Cola	6,237	367,546
Colgate-Palmolive	2,161	172,253
Conagra Brands	6,017	172,447
Ingredion	1,246	135,228
J M Smucker	883	111,594
Kellanova	2,089	116,796
Keurig Dr Pepper	4,268	142,210
Mondelez International Class A	4,258	308,407
PepsiCo	1,646	279,557
Procter & Gamble	5,265	771,533
Target	853	121,484
Walgreens Boots Alliance	6,171	161,125
Walmart	3,241	510,944
		3,638,980
Energy — 7.61%
Baker Hughes	10,082	344,603
Chevron	7,491	1,117,358
ConocoPhillips	6,335	735,303
Devon Energy	7,789	352,842
Hess	2,177	313,836
Pioneer Natural Resources	1,878	422,325
Schlumberger	8,002	416,424
		3,702,691
NQ- IV925 [1223] 0224 (3377352)    1

Schedule of investments
Delaware Sustainable Equity Income Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Financials — 21.78%
Aflac	2,790	$ 230,175
Allstate	1,508	211,090
American Express	2,342	438,750
American International Group	3,595	243,561
Aon Class A	633	184,216
Arthur J Gallagher & Co.	1,346	302,688
Bank of America	16,910	569,360
Bank of New York Mellon	6,715	349,516
BlackRock	777	630,769
Capital One Financial	1,888	247,555
Chubb	1,497	338,322
Citigroup	6,558	337,344
Fifth Third Bancorp	8,137	280,645
Goldman Sachs Group	1,525	588,299
Hartford Financial Services Group	2,162	173,782
Huntington Bancshares	22,284	283,452
JPMorgan Chase & Co.	7,316	1,244,452
Lazard Class A	3,963	137,912
MetLife	3,053	201,895
Moody's	672	262,456
MSCI	243	137,453
Nasdaq	4,058	235,932
Northern Trust	3,197	269,763
PNC Financial Services Group	2,110	326,734
Popular	2,007	164,714
S&P Global	1,648	725,977
State Street	2,767	214,332
Synchrony Financial	6,858	261,907
T Rowe Price Group	3,317	357,208
US Bancorp	6,271	271,409
Voya Financial	3,364	245,437
Western Union	11,170	133,146
		10,600,251
Healthcare — 14.65%
Abbott Laboratories	4,666	513,587
Amgen	477	137,386
Becton Dickinson and Co.	1,112	271,139
Boston Scientific †	5,669	327,725
Bristol-Myers Squibb	6,804	349,113
Cigna Group	1,084	324,604
CVS Health	4,457	351,925
Danaher	2,128	492,292
Elevance Health	720	339,523
Gilead Sciences	4,221	341,943
Johnson & Johnson	6,591	1,033,073
McKesson	434	200,933
Medtronic	5,457	449,548
Merck & Co.	5,976	651,504
Pfizer	16,069	462,626
2    NQ- IV925 [1223] 0224 (3377352)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
Regeneron Pharmaceuticals †	314	$ 275,783
Thermo Fisher Scientific	555	294,588
UnitedHealth Group	590	310,617
		7,127,909
Industrials — 13.60%
3M	3,331	364,145
AECOM	1,852	171,180
Automatic Data Processing	676	157,488
Carlisle	597	186,521
Cummins	877	210,103
Dover	1,663	255,786
Eaton	1,450	349,189
Emerson Electric	3,389	329,851
FedEx	1,042	263,595
Fortive	2,368	174,356
General Electric	4,282	546,512
Ingersoll Rand	3,390	262,182
Johnson Controls International	3,214	185,255
KBR	2,693	149,219
Lennox International	286	127,991
Norfolk Southern	893	211,087
Oshkosh	915	99,195
Otis Worldwide	2,263	202,471
Owens Corning	1,278	189,438
PACCAR	3,507	342,458
Parker-Hannifin	1,001	461,161
Republic Services	1,524	251,323
Union Pacific	1,211	297,446
United Parcel Service Class B	1,846	290,246
Waste Management	779	139,519
Westinghouse Air Brake Technologies	1,854	235,272
Xylem	1,449	165,708
		6,618,697
Information Technology — 9.74%
Advanced Micro Devices †	2,630	387,688
Analog Devices	2,033	403,672
Applied Materials	871	141,163
Cisco Systems	12,886	651,001
Cognizant Technology Solutions Class A	3,076	232,330
Hewlett Packard Enterprise	11,023	187,170
Intel	11,349	570,287
International Business Machines	3,178	519,762
Marvell Technology	3,158	190,459
Micron Technology	3,073	262,250
NetApp	1,305	115,049
Okta †	1,392	126,018
ON Semiconductor †	2,037	170,151
Oracle	3,076	324,303
Salesforce †	1,360	357,870
NQ- IV925 [1223] 0224 (3377352)    3

Schedule of investments
Delaware Sustainable Equity Income Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology (continued)
Western Digital †	1,935	$ 101,336
		4,740,509
Materials — 4.95%
Air Products and Chemicals	800	219,040
Amcor	17,640	170,050
AptarGroup	1,132	139,938
CF Industries Holdings	1,833	145,723
Corteva	2,413	115,631
Dow	4,783	262,300
DuPont de Nemours	2,082	160,168
Freeport-McMoRan	6,983	297,266
International Flavors & Fragrances	1,815	146,960
LyondellBasell Industries Class A	3,321	315,761
Newmont	3,916	162,083
PPG Industries	1,023	152,990
Sonoco Products	2,195	122,635
		2,410,545
Real Estate — 5.11%
AvalonBay Communities	756	141,538
Brixmor Property Group	5,915	137,642
CBRE Group Class A †	851	79,220
Digital Realty Trust	1,432	192,719
Equinix	205	165,105
Equity Residential	2,256	137,977
Healthpeak Properties	10,244	202,831
Host Hotels & Resorts	5,274	102,685
Iron Mountain	2,256	157,875
Kilroy Realty	3,577	142,508
Prologis	3,295	439,223
Regency Centers	1,930	129,310
Rexford Industrial Realty	2,411	135,257
Simon Property Group	1,472	209,966
UDR	2,888	110,581
		2,484,437
Utilities — 4.75%
Alliant Energy	3,933	201,763
American Electric Power	2,977	241,792
American Water Works	1,493	197,061
Avangrid	6,039	195,724
Dominion Energy	4,739	222,733
Edison International	3,692	263,941
Entergy	2,064	208,856
Eversource Energy	3,492	215,526
Public Service Enterprise Group	4,114	251,571
4    NQ- IV925 [1223] 0224 (3377352)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Utilities (continued)
Southern	4,433	$ 310,842
		2,309,809
Total Common Stocks (cost $41,266,922)		48,402,630

Total Value of Securities—99.47% (cost $41,266,922)		48,402,630
Receivables and Other Assets Net of Liabilities—0.53%		258,261
Net Assets Applicable to 9,241,724 Shares Outstanding—100.00%		$48,660,891
†	Non-income producing security.
Summary of abbreviations:
MSCI – Morgan Stanley Capital International
S&P – Standard & Poor’s Financial Services LLC
NQ- IV925 [1223] 0224 (3377352)    5